Supplement to the
Fidelity® Variable Insurance Products
Service Class 2
April 30, 2003
Prospectus

The following information replaces the biographical information for J. Fergus Shiel in the "Fund Management" section on page 39.

John Porter is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since April 2003. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and manager.

The following information replaces the biographical information for Mark Notkin in the "Fund Management" section on page 39.

Matthew Conti is vice president and manager of VIP High Income Portfolio, which he has managed since July 2003. Since joining Fidelity Investments in 1995, Mr. Conti has worked as an analyst and manager.

VIP2C-03-02 July 21, 2003
1.741913.116

Supplement to the
Fidelity® Variable Insurance Products Initial Class
April 30, 2003
Prospectus

The following information replaces the biographical information for J. Fergus Shiel in the "Fund Management" section on page 39.

John Porter is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since April 2003. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and manager.

The following information replaces the biographical information for Mark Notkin in the "Fund Management" section on page 39.

Matthew Conti is vice president and manager of VIP High Income Portfolio, which he has managed since July 2003. Since joining Fidelity Investments in 1995, Mr. Conti has worked as an analyst and manager.

VIPIC-03-02 July 21, 2003
1.483793.121

Supplement to the
Fidelity® Variable Insurance Products Service Class
April 30, 2003
Prospectus

The following information replaces the biographical information for Mark Notkin in the "Fund Management" section on page 38.

Matthew Conti is vice president and manager of VIP High Income Port-folio, which he has managed since July 2003. Since joining Fidelity Investments in 1995, Mr. Conti has worked as an analyst and manager.

The following information replaces the biographical information for J. Fergus Shiel in the "Fund Management" section on page 38.

John Porter is manager of VIP Dynamic Capital Appreciation Port-folio, which he has managed since April 2003. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and manager.

VIPSC-03-02 July 21, 2003
1.483794.118